Consolidated Balance Sheets - USD ($)		Sep. 30, 2023		Sep. 30, 2022
CURRENT ASSETS
Cash		$ 112,751		$ 840,861
Short-term investments		65
Accounts receivable, net		4,602,466		6,784,307
Inventories, net		987,287		1,722,120
Advance to suppliers, net		15,117,191		4,091,990
Acquisition deposit		1,000,000		1,000,000
Prepaid expenses and other current assets		2,355,293		277,509
TOTAL CURRENT ASSETS		24,183,464		14,716,787
Property, plant and equipment, net		21,064,043		21,624,437
Intangible assets, net		995,227		366,167
Right-of-use lease assets, net		312,067		546,690
Deferred tax assets, net		1,335		2,768
TOTAL ASSETS		46,556,136		37,256,849
CURRENT LIABILITIES
Short-term loans		2,509,890		2,424,587
Current portion of long-term loans		419,610		2,135,979
Accounts payable		1,404,937		214,585
Due to related parties		83,380
Taxes payable		2,718,687		1,239,708
Deferred revenue		106,514		188,745
Accrued expenses and other current liabilities		2,140,900		114,431
Finance lease liabilities, current				26,285
Operating lease liability, current		227,297		230,182
TOTAL CURRENT LIABILITIES		9,611,215		6,647,338
Long-term loans		871,368		189,813
Finance lease liabilities, noncurrent
Operating lease liability, noncurrent		91,720		327,202
TOTAL LIABILITIES		10,574,303		7,164,353
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares, ($0.001 par value, 270,000,000 shares authorized, 1,173,867 and 839,623 shares issued and outstanding as of September 30, 2023 and 2022, respectively)	[2]	1,174	[1]	840
Additional paid in capital		18,088,056		15,711,450
Statutory reserve		2,372,871		1,804,116
Retained earnings		18,703,996		14,676,769
Accumulated other comprehensive income		(3,681,445)		(2,631,171)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY		35,484,652		29,562,004
Non-controlling interest		497,181		530,492
TOTAL SHAREHOLDERS’ EQUITY		35,981,833		30,092,496
TOTAL LIABILITIES AND EQUITY		46,556,136		37,256,849
Related Party [Member]
CURRENT ASSETS
Accounts receivable, net		3,500,000
Due from related parties		8,411
CURRENT LIABILITIES
Due to related parties		$ 83,380		$ 72,836

[1]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[2]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.